UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA  15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        February 16, 2010

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         61

Form 13F Information Table Value Total:         $612,142,263

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

3M Company                   Com    88579Y101     3,381,368     40,902  Sole                 0    40,902
Altisource Portfolio  Soluti Com    L0175J104    21,157,794  1,007,994  Sole           528,900   479,094
American Eagle Outfitters    Com    02553E106     4,219,887    248,521  Sole                 0   248,521
American Express Company     Com    025816109    10,242,646    252,780  Sole                 0   252,780
AOL Inc.                     Com    00184X105     6,084,694    261,370  Sole           157,900   103,470
Bank of New York Mellon Corp Com    064058100    19,056,100    681,305  Sole           677,300     4,005
Barrick Gold Corp.           Com    067901108    26,499,000    672,905  Sole           475,100   197,805
Calamp Corp.                 Com    128126109     1,446,520    420,500  Sole           420,500         0
Capital One Financial        Com    14040H105     3,591,500     93,675  Sole                 0    93,675
Charming Shoppes Inc         Com    161133103    11,391,321  1,760,637  Sole           597,200 1,163,437
Cisco Systems                Com    17275R102    18,695,369    780,926  Sole           321,700   459,226
Clearwire Corp.              Com    18538Q105    22,769,431  3,368,259  Sole         2,754,100   614,159
Clearwire: Subscription Righ Com    18538Q139     1,379,304  3,448,259  Sole         2,834,100   614,159
Cogent Communications Group  Com    19239V302    10,473,292  1,062,200  Sole         1,062,200         0
Corning Inc.                 Com    219350105    32,413,668  1,678,595  Sole         1,302,300   376,295
DDI Corp.                    Com    233162502     4,163,835    851,500  Sole           851,500         0
DirecTV Class A              Com    25490A101    10,586,790    317,445  Sole                 0   317,445
Dish Network Corp.           Com    25470M109    31,056,426  1,495,254  Sole         1,073,300   421,954
Domtar Inc.                  Com    257559203    11,540,074    208,267  Sole           162,000    46,267
Dragonwave Inc.              Com    26144M103       943,158     82,300  Sole            82,300         0
Dress Barn Inc.              Com    261570105     7,324,887    317,232  Sole                 0   317,232
Ebay Inc.                    Com    278642103    36,475,219  1,550,158  Sole           839,600   710,558
EMC Corp.                    Com    268648102       729,372     41,750  Sole                 0    41,750
Fairchild Semiconductor      Com    303726103    14,812,173  1,482,700  Sole         1,482,700         0
FiberTower Corp.             Com    31567R100       216,896     55,129  Sole                 0    55,129
First Marblehead Corp.       Com    320771108       398,150    186,925  Sole                 0   186,925
Gannett Co. Inc              Com    364730101     2,344,162    157,856  Sole                 0   157,856
H & R Block Inc.             Com    093671105       891,228     39,400  Sole                 0    39,400
HSN Inc.                     Com    404303109    11,947,070    591,732  Sole           311,300   280,432
JP Morgan Chase & Co.        Com    46625H100    22,154,354    531,662  Sole           325,600   206,062
Knoll Inc                    Com    498904200     8,498,098    822,662  Sole           381,200   441,462
Knology Inc.                 Com    499183804    12,265,071  1,123,175  Sole           462,100   661,075
Liberty Media Corp. Liberty  Com    53071M708     1,537,533     33,316  Sole                 0    33,316
Merck & Co.                  Com    58933Y105     6,332,382    173,300  Sole                 0   173,300
Methode Electronics Inc.     Com    591520200     5,003,803    576,475  Sole           249,300   327,175
Microsoft Corp.              Com    594918104     6,902,623    226,464  Sole                 0   226,464
Municipal Mtg & Eqty         Com    62624B101        62,044    288,575  Sole                 0   288,575
NCR Corp.                    Com    62886E108    24,640,996  2,213,926  Sole         1,454,300   759,626
Nighthawk Radiology Inc.     Com    65411N105     8,434,239  1,861,863  Sole         1,311,703   550,160
Nokia Corp.                  Com    654902204     4,274,488    332,645  Sole                 0   332,645
Performance Technologies Inc Com    71376K102     4,447,581  1,594,115  Sole         1,594,115         0
PNC Financial Services Group Com    693475105    30,922,007    585,755  Sole           407,100   178,655
Precision Castparts Corp.    Com    740189105     3,657,440     33,144  Sole                 0    33,144
QLT Inc.                     Com    746927102       753,920    152,000  Sole           152,000         0
RCN Corp.                    Com    749361200     8,787,882    809,943  Sole           464,428   345,515
Seahawk Drilling             Com    81201R107       508,841     22,575  Sole                 0    22,575
Spectrum Control             Com    847615101       918,306     96,970  Sole                 0    96,970
Sprint Nextel                Com    852061100    32,095,365  8,769,225  Sole         6,848,500 1,920,725
Time Warner Cable Inc.       Com    88732J207     3,272,914     79,075  Sole                 0    79,075
Time Warner Inc.             Com    887317303    17,476,102    599,729  Sole           280,900   318,829
Tollgrade Communications     Com    889542106       282,392     46,218  Sole                 0    46,218
TTM Technologies             Com    87305R109     1,817,128    157,600  Sole           157,600         0
Tyco International Ltd.      Com    H89128104     3,296,154     92,381  Sole                 0    92,381
US Bancorp                   Com    902973304    24,535,180  1,089,968  Sole           647,700   442,268
Wal-Mart Stores              Com    931142103    16,301,159    304,980  Sole           204,000   100,980
Walt Disney Co.              Com    254687106     4,838,629    150,035  Sole                 0   150,035
Wells Fargo & Co             Com    949746101    12,087,472    447,850  Sole           440,800     7,050
Wells Fargo 7.5% Pfd L       Com    949746804     7,644,186      8,327  Sole                 0     8,327
West Marine Inc.             Com    954235107     2,084,308    258,599  Sole           258,599         0
Winn-Dixie Stores            Com    974280307     8,846,796    881,155  Sole           763,300   117,855
WSFS Financial               Com    929328102     1,231,536     48,051  Sole                 0    48,051

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